Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
26. Cash and cash equivalents

	2019 £m	2018 £m
Cash at bank and in hand	795	569
Short-term deposits	3,912	3,305

	4,707	3,874

In addition, £507 million (2018 – £485 million) of cash and cash equivalents has been reported in
Assets held for sale, see Note 27, ‘Assets held for sale’.
Cash and cash equivalents included £0.2 billion (2018 – £0.2 billion) not available for general use due to restrictions applying in the subsidiaries where it is held. Restrictions include exchange controls and taxes on repatriation.